Document And Entity Information	9 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	Apollo Medical Holdings, Inc.
Entity Central Index Key	0001083446
Entity Filer Category	Smaller Reporting Company
Trading Symbol	AMEH